MEDICAL MARIJUANA INVESTMENT (Narrative) (Details)	6 Months Ended
	Feb. 28, 2014 USD ($) D	Feb. 28, 2014 CAD
Medical Marijuana Investment 1	51.00%	51.00%
Medical Marijuana Investment 2	1	1
Medical Marijuana Investment 3	10,000,000	10,000,000
Medical Marijuana Investment 4	5,000,000	5,000,000
Medical Marijuana Investment 5	98	98
Medical Marijuana Investment 6	$ 100,000
Medical Marijuana Investment 7	75,000
Medical Marijuana Investment 8	30.00%	30.00%
Medical Marijuana Investment 9	1,000,000	1,000,000
Medical Marijuana Investment 10	98	98
Medical Marijuana Investment 11	200,000
Medical Marijuana Investment 12	1.00%	1.00%
Medical Marijuana Investment 13	1,000,000	1,000,000
Medical Marijuana Investment 14	98	98
Medical Marijuana Investment 15	200,000
Medical Marijuana Investment 16	2.00%	2.00%
Medical Marijuana Investment 17	1,000,000	1,000,000
Medical Marijuana Investment 18	98	98
Medical Marijuana Investment 19	200,000
Medical Marijuana Investment 20	6.00%	6.00%
Medical Marijuana Investment 21	1,000,000	1,000,000
Medical Marijuana Investment 22	98	98
Medical Marijuana Investment 23	300,000
Medical Marijuana Investment 24	6.00%	6.00%
Medical Marijuana Investment 25	1,000,000	1,000,000
Medical Marijuana Investment 26	98	98
Medical Marijuana Investment 27	300,000
Medical Marijuana Investment 28	6.00%	6.00%
Medical Marijuana Investment 29	51.00%	51.00%
Medical Marijuana Investment 30	375,000
Medical Marijuana Investment 31	85,000
Medical Marijuana Investment 32		85,000
Medical Marijuana Investment 33	75.00%	75.00%
Medical Marijuana Investment 34	75.00%	75.00%
Medical Marijuana Investment 35	100,000
Medical Marijuana Investment 36	49.00%	49.00%
Medical Marijuana Investment 37	10,000,000	10,000,000
Medical Marijuana Investment 38	500,000
Medical Marijuana Investment 39	113,400
Medical Marijuana Investment 40	6,400,000	6,400,000
Medical Marijuana Investment 41	250,000
Medical Marijuana Investment 42	3,000,000	3,000,000
Medical Marijuana Investment 43	2.00%	2.00%
Medical Marijuana Investment 44	51.00%	51.00%
Medical Marijuana Investment 45	$ 150,000
Medical Marijuana Investment 46	3,000,000	3,000,000
Medical Marijuana Investment 47	9.00%	9.00%
Medical Marijuana Investment 48	60.00%	60.00%
Medical Marijuana Investment 49	60.00%	60.00%
Medical Marijuana Investment 50	15.00%	15.00%
Medical Marijuana Investment 51	3,000,000	3,000,000
Medical Marijuana Investment 52	3,600,000	3,600,000
Medical Marijuana Investment 53	10,000,000	10,000,000
Medical Marijuana Investment 54	1,800,000	1,800,000
Medical Marijuana Investment 55	1,800,000	1,800,000
Medical Marijuana Investment 56	15,000	15,000